Note 10 - Non-Wholly Owned Entities (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Table Text Block]
	December 31, 2013			December 31, 2012
In millions	Consolidated	SouthStar (1)	% (2)	Consolidated	SouthStar (1)	% (2)
Current assets	$2,945	$264	9%	$2,883	$201	7%
Goodwill and other intangible assets	1,981	139	7	1,852	-	-
Long-term assets and other deferred debit	9,730	12	-	9,406	10	-
Total assets	$14,656	$415	3%	$14,141	$211	1%
Current liabilities	$3,123	$95	3%	$3,338	$62	2%
Long-term liabilities and other deferred credits	7,857	-	-	7,368	-	-
Total liabilities	10,980	95	1	10,706	62	1
Equity	3,676	320	9	3,435	149	4
Total liabilities and equity	$14,656	$415	3%	$14,141	$211	1%

Schedule of Variable Interest Entities [Table Text Block]
	December 31,
In millions	2013	2012
Operating revenues	$687	$576
Operating expenses
Cost of goods sold	491	411
Operation and maintenance	72	63
Depreciation and amortization	5	2
Taxes other than income taxes	1	2
Total operating expenses	569	478
Operating income	$118	$98

Equity Method Investments [Table Text Block]
In millions	2013	2012
Triton	$70	$73
Horizon Pipeline	15	17
Other (1)	1	9
Total	$86	$99